Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable
Note 3 — Accounts Receivable

The Company’s net accounts receivable consist of:
	December 31,
	(in thousands)
	2011	2010
Government segment:
Billed	$12,903	$10,622
Advanced billings	(1,552)	(385)
	11,351	10,237
Hospitality segment:
Accounts receivable – net	19,329	25,588
	$30,680	$35,825

At December 31, 2011, 2010 and 2009, the Company had recorded allowances for doubtful accounts of $917,000, $1,579,000, and $1,621,000, respectively, against Hospitality segment accounts receivable.  Write-offs of accounts receivable during fiscal years 2011, 2010, and 2009 were $786,000, $1,114,000 and $2,117,000, respectively.  The provision for doubtful accounts recorded in the consolidated statements of operations was $124,000, $1,094,000, and $1,432,000 in 2011, 2010, and 2009, respectively.